Fair Value of Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Financial assets
Cash and balances with central banks	[1]	€ 38,276	€ 21,989	€ 17,894
Loans and advances to banks	[1]	31,627	28,811
Financial assets at fair value through profit or loss
- Trading assets		63,817	116,748
- non-trading derivatives		2,743	2,231
- assets mandatorily measured at fair value through profit or loss		82,168
- assets designated as at fair value through profit or loss		2,775	4,242
Investments
- available-for-sale			69,730
- held-to-maturity			9,343
Financial assets at fair value through other comprehensive income
- equity securities designated at fair value through other comprehensive income		3,667
- debt instruments		24,968
- loans and advances		2,865
Securities at amortised cost		48,966	9,343
Loans and advances to customers	[1]	584,714	571,909
Other assets	[2]	9,620	11,744
Total Financial assets		896,208	836,747
Financial liabilities
Deposits from banks	[1]	38,776	36,821
Customer deposits	[1]	556,711	539,828
Financial liabilities at fair value through profit or loss
- trading liabilities		42,711	73,596
- non-trading derivatives		3,041	2,331
- designated as at fair value through profit or loss		65,122	11,215
Other liabilities	[3]	12,434	14,488
Debt securities in issue	[1]	116,099	96,086
Subordinated loans	[1]	16,225	15,968
Total		851,119	790,333
Estimated fair value [member]
Financial assets
Cash and balances with central banks		38,276	21,989
Loans and advances to banks		31,754	28,911
Financial assets at fair value through profit or loss
- Trading assets		63,817	116,748
- non-trading derivatives		2,743	2,231
- assets mandatorily measured at fair value through profit or loss		82,168
- assets designated as at fair value through profit or loss		2,775	4,242
Investments
- available-for-sale			69,730
- held-to-maturity			9,378
Financial assets at fair value through other comprehensive income
- equity securities designated at fair value through other comprehensive income		3,667
- debt instruments		24,968
- loans and advances		2,865
Securities at amortised cost		49,551
Loans and advances to customers		600,493	588,998
Other assets	[2]	9,620	11,744
Total Financial assets		912,698	853,971
Financial liabilities
Deposits from banks		39,109	36,868
Customer deposits		557,255	540,547
Financial liabilities at fair value through profit or loss
- trading liabilities		42,711	73,596
- non-trading derivatives		3,041	2,331
- designated as at fair value through profit or loss		65,122	11,215
Other liabilities	[3]	12,434	14,488
Debt securities in issue		116,883	96,736
Subordinated loans		16,345	16,457
Total		€ 852,900	€ 792,238

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.
[2]	Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and obtained from foreclosures.
[3]	Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions and other taxation and social security contributions.